Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenue
Vessel revenue	$ 1,341,222	$ 1,562,873	$ 540,786
Operating expenses
Vessel operating costs	(315,582)	(323,725)	(334,840)
Voyage expenses	(13,243)	(92,698)	(3,455)
Depreciation - vessels and drydock	(178,259)	(168,008)	(197,467)
Depreciation - right of use assets for vessels	(24,244)	(38,827)	(42,786)
Reversal of previously recorded impairment	0	12,708	0
Write-off of deposits on scrubbers	(10,508)	0	0
General and administrative expenses	(106,255)	(88,131)	(52,746)
Gain on sale of vessels	12,019	(66,486)	0
Total operating expenses	(636,072)	(765,167)	(631,294)
Operating income / (loss)	705,150	797,706	(90,508)
Other (expense) and income, net
Financial expenses	(183,231)	(169,795)	(144,104)
Gain / (loss) on repurchase/exchange of convertible notes	0	481	(5,504)
Financial income	19,112	6,884	3,623
Other income, net	5,867	1,975	2,058
Total other expense, net	(158,252)	(160,455)	(143,927)
Net income / (loss)	546,898	637,251	(234,435)
Attributable to:
Equity holders of the parent	$ 546,898	$ 637,251	$ (234,435)
Earnings / (loss) per share
Basic (in USD per share)	$ 10.44	$ 11.49	$ (4.28)
Diluted (in USD per share)	$ 10.03	$ 10.34	$ (4.28)
Basic weighted average shares outstanding (in shares)	52,369,269	55,455,277	54,718,709
Diluted weighted average shares outstanding (in shares)	54,527,747	63,511,276	54,718,709